PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.5%
Corporate Bonds 18.6%
Azerbaijan 0.3%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		400	$401,636
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		200	216,153
					617,789
Bahrain 0.3%
Bapco Energies BSC Closed, Sr. Unsec’d. Notes	8.375	11/07/28		500	533,065
Brazil 0.2%
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	85,500
Gtd. Notes, 144A	8.500	01/12/31		240	102,600

Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	135,929
					324,029
Chile 1.6%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		197	157,320
Chile Electricity Lux Mpc II Sarl, Gov’t. Gtd. Notes, 144A	5.580	10/20/35		196	201,170
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.250	07/17/42		360	295,751
Sr. Unsec’d. Notes	4.875	11/04/44		600	520,572
Sr. Unsec’d. Notes	6.300	09/08/53		270	275,169
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	201,206
Sr. Unsec’d. Notes, 144A	5.529	01/30/37		200	200,655
Sr. Unsec’d. Notes, 144A	6.300	09/08/53		250	254,786
Sr. Unsec’d. Notes, 144A	6.440	01/26/36		440	471,522
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	183,522
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	211,450
					2,973,123
China 0.3%
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26		200	199,368
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32		350	335,449
					534,817
Colombia 0.5%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30		200	187,400
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		187	167,272
Sr. Unsec’d. Notes	6.875	04/29/30		122	123,410
Sr. Unsec’d. Notes	8.625	01/19/29		360	385,650
					863,732

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750%	10/07/31		200	$210,450
El Salvador 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa, Gov’t. Gtd. Notes, 144A	8.650	01/24/33		150	160,125
Guatemala 0.1%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	190,848
Hungary 0.4%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28		215	224,030
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		250	263,984
Sr. Unsec’d. Notes	7.500	06/09/28		208	219,380
					707,394
India 0.6%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A(a)	5.000	08/02/41		200	173,734
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		200	197,534
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	400,600
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	395,171
					1,167,039
Indonesia 1.5%
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	203,250
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	186,000
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Sr. Unsec’d. Notes	5.450	05/15/30		600	617,250
Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	202,750
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	199,396
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	194,250
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	164,980
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	209,110
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	423,317
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	408,000
					2,808,303
Israel 0.2%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	203,812
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	5.875	03/30/31		290	282,025
					485,837

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Kazakhstan 0.7%
Development Bank of Kazakhstan JSC, Sr. Unsec’d. Notes, 144A	5.250%	10/23/29	200	$204,500
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	180,400
Sr. Unsec’d. Notes	5.750	04/19/47	415	388,855
Sr. Unsec’d. Notes	6.375	10/24/48	200	200,166
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	400	409,200
				1,383,121
Kuwait 0.1%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28	300	287,907
Macau 0.2%
MGM China Holdings Ltd., Sr. Unsec’d. Notes	4.750	02/01/27	330	328,763
Malaysia 0.9%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	248,647
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	350,548
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	178,645
Gtd. Notes, 144A, MTN	5.848	04/03/55	320	333,266
Gtd. Notes, EMTN	4.550	04/21/50	500	438,185
Gtd. Notes, EMTN	4.800	04/21/60	200	178,645
				1,727,936
Mexico 4.2%
CFE Fibra E, Sr. Unsec’d. Notes, 144A	5.875	09/23/40	198	196,450
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	708,012
Sr. Unsec’d. Notes, 144A	6.500	01/28/51	200	200,800

Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38	503	510,345
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	195,694
Sr. Sec’d. Notes	5.500	07/31/47	1,440	1,240,200
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	348,756
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	344,500
Petroleos Mexicanos,
Gtd. Notes	5.625	01/23/46	60	45,457
Gtd. Notes	5.950	01/28/31	240	233,856
Gtd. Notes	6.350	02/12/48	300	237,900
Gtd. Notes	6.500	06/02/41	385	334,738
Gtd. Notes(a)	6.625	06/15/35	153	145,777
Gtd. Notes	6.700	02/16/32	1,552	1,549,191
Gtd. Notes	6.950	01/28/60	225	183,240
Gtd. Notes	7.690	01/23/50	576	518,400
Gtd. Notes(a)	10.000	02/07/33	154	179,268
Gtd. Notes, MTN	6.750	09/21/47	485	398,980
Gtd. Notes, MTN	8.750	06/02/29	240	257,760
				7,829,324

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Morocco 0.1%
OCP SA, Sr. Unsec’d. Notes, 144A	6.750%	05/02/34	230	$246,397
Panama 0.4%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	166,818
Sr. Sec’d. Notes, 144A	5.125	08/11/61	200	161,810

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30	373	350,906
				679,534
Peru 0.4%
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27	200	193,800
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	150,750
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	225	169,903
Sr. Unsec’d. Notes	5.625	06/19/47	300	201,411
				715,864
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35	200	169,094
Poland 0.7%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54	530	545,900
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	411,920
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	300	308,940
				1,266,760
Saudi Arabia 0.7%
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	531	487,949
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38	240	252,888
Ma’aden Sukuk Ltd., Sr. Unsec’d. Notes, 144A	5.250	01/29/36	285	285,314
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	179,300
TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	207,375
				1,412,826
South Africa 1.1%
Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	619,200
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	260	278,200

MTN Mauritius Investments Ltd., Gtd. Notes, 144A(a)	6.500	10/13/26	200	201,878
Sasol Financing USA LLC,
Gtd. Notes	8.750	05/03/29	300	307,035
Gtd. Notes, 144A	8.750	05/03/29	200	204,690

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa (cont’d.)
Transnet,
Sr. Unsec’d. Notes	8.250%	02/06/28		200	$211,000
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		220	232,100
					2,054,103
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	205,420
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/26	EUR	359	348,842
United Arab Emirates 1.4%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes	4.600	11/02/47		200	184,200
Adnoc Murban Rsc Ltd., Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	327,008
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	291,777
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		830	927,219
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		520	440,398
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	187,339
Gtd. Notes, EMTN	3.700	11/07/49		240	180,084
Gtd. Notes, GMTN	3.950	05/21/50		200	156,438
					2,694,463
Uzbekistan 0.2%
Uzbekneftegaz JSC, Sr. Unsec’d. Notes	8.750	05/07/30		400	432,400
Venezuela 0.8%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	61,090
Gtd. Notes	6.000	05/16/24(d)		1,280	387,840
Gtd. Notes	6.000	11/15/26(d)		960	291,360
Gtd. Notes	9.750	05/17/35(d)		350	126,000
Sr. Sec’d. Notes	8.500	10/27/20(d)		565	570,650
					1,436,940
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		145	143,976

Total Corporate Bonds (cost $34,212,139)					34,940,221
Sovereign Bonds 76.6%
Angola 1.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		400	402,216

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Angola (cont’d.)
Angolan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.750%	04/14/32		500	$487,545
Sr. Unsec’d. Notes	9.375	05/08/48		400	353,814
Sr. Unsec’d. Notes, 144A	9.244	01/15/31		345	348,126
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		550	539,517
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		285	246,392
Sr. Unsec’d. Notes, EMTN	9.244	01/15/31		260	262,356
					2,639,966
Argentina 3.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	12/15/35(d)	EUR	6,645	726,094
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	50	49,398
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		2,118	1,796,319
Sr. Unsec’d. Notes	1.000	07/09/29		216	190,946
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	440	365,609
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,233	893,890
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,287	1,774,596
Sr. Unsec’d. Notes	5.000	01/09/38		1,606	1,292,703
					7,089,555
Bahrain 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	171,312
Sr. Unsec’d. Notes	6.750	09/20/29		600	614,064
Sr. Unsec’d. Notes	7.000	10/12/28		550	568,013
Sr. Unsec’d. Notes	7.375	05/14/30		670	703,667
Sr. Unsec’d. Notes	7.500	09/20/47		200	198,749
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	339,830
					2,595,635
Brazil 2.7%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		315	301,455
Sr. Unsec’d. Notes	5.000	01/27/45		1,031	825,831
Sr. Unsec’d. Notes	5.500	11/06/30		440	447,920
Sr. Unsec’d. Notes	5.500	02/04/33		355	350,030
Sr. Unsec’d. Notes	6.000	10/20/33		495	500,940
Sr. Unsec’d. Notes	6.125	01/22/32		501	516,656
Sr. Unsec’d. Notes	6.250	03/18/31		529	554,392
Sr. Unsec’d. Notes	6.625	03/15/35		420	432,600
Sr. Unsec’d. Notes	7.250	01/12/56		400	399,000
Sr. Unsec’d. Notes	8.250	01/20/34		596	691,956
					5,020,780
Chile 0.4%
Bonos de la Tesoreria de la Republica en pesos, Bonds, 144A	5.800	10/01/29	CLP	340,000	402,346
Chile Government International Bond,
Sr. Unsec’d. Notes	4.000	01/31/52		235	186,120
Sr. Unsec’d. Notes	4.340	03/07/42		280	249,200
					837,666

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 4.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000%	01/30/30		1,318	$1,183,564
Sr. Unsec’d. Notes	3.125	04/15/31		400	347,440
Sr. Unsec’d. Notes	4.500	03/15/29		370	359,640
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	240	274,079
Sr. Unsec’d. Notes	5.000	06/15/45		400	295,300
Sr. Unsec’d. Notes	5.375	01/21/29		200	199,100
Sr. Unsec’d. Notes	5.625	02/26/44		250	203,500
Sr. Unsec’d. Notes	6.125	01/21/31		400	399,600
Sr. Unsec’d. Notes	6.125	01/18/41		220	194,920
Sr. Unsec’d. Notes	7.375	04/25/30		1,080	1,134,540
Sr. Unsec’d. Notes	8.000	04/20/33		630	677,880
Sr. Unsec’d. Notes(a)	8.375	11/07/54		500	528,500

Colombian TES, Bonds, Series B	7.750	09/18/30	COP	13,697,100	3,067,693
					8,865,756
Costa Rica 1.0%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes(a)	6.550	04/03/34		330	357,060
Sr. Unsec’d. Notes	7.000	04/04/44		400	435,725
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		265	286,730
Unsec’d. Notes, 144A	7.300	11/13/54		797	888,057
					1,967,572
Dominican Republic 3.9%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,021	997,517
Sr. Unsec’d. Notes	4.875	09/23/32		390	373,620
Sr. Unsec’d. Notes	5.300	01/21/41		400	363,550
Sr. Unsec’d. Notes	5.500	02/22/29		1,133	1,149,995
Sr. Unsec’d. Notes	6.000	07/19/28		445	456,263
Sr. Unsec’d. Notes	6.400	06/05/49		180	178,290
Sr. Unsec’d. Notes	6.850	01/27/45		615	638,985
Sr. Unsec’d. Notes	6.950	03/15/37		394	421,580
Sr. Unsec’d. Notes	7.050	02/03/31		810	868,320
Sr. Unsec’d. Notes	7.450	04/30/44		500	551,000
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	136,331
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	822,150
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	174,303
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		150	160,500
					7,292,404
Ecuador 2.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		2	1,689
Sr. Unsec’d. Notes	6.900	07/31/35		1,372	1,255,319
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		896	740,208
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		871	796,957
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		600	606,288
Sr. Unsec’d. Notes, 144A	9.250	01/29/39		400	411,000
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		116	97,394
					3,908,855

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 3.3%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500%	01/31/47		720	$695,646
Sr. Unsec’d. Notes	8.700	03/01/49		865	845,970
Sr. Unsec’d. Notes, 144A(a)	8.700	03/01/49		410	400,980
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	120	143,807
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,600	1,883,521
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	1,855	2,223,011
					6,192,935
El Salvador 1.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		150	149,726
Sr. Unsec’d. Notes	7.650	06/15/35		57	58,967
Sr. Unsec’d. Notes	8.250	04/10/32		275	295,350
Sr. Unsec’d. Notes	8.625	02/28/29		100	107,050
Sr. Unsec’d. Notes	9.250	04/17/30		200	217,000
Sr. Unsec’d. Notes	9.650	11/21/54		150	171,178
Sr. Unsec’d. Notes, 144A	0.250	04/17/30		930	24,878
Sr. Unsec’d. Notes, 144A	9.250	04/17/30		900	976,500
Sr. Unsec’d. Notes, 144A	9.650	11/21/54		600	684,714
					2,685,363
Gabon 0.2%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.625	02/06/31		515	435,953
Ghana 1.6%
Ghana Government International Bond,
Sr. Unsec’d. Notes	1.500	01/03/37		100	55,500
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		617	603,612
Sr. Unsec’d. Notes	5.000(cc)	07/03/35		460	418,600
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		779	761,876
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,061	965,474
Sr. Unsec’d. Notes, 144A	5.085(s)	01/03/30		153	133,533
					2,938,595
Guatemala 2.0%
Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33		200	178,400
Sr. Unsec’d. Notes	4.875	02/13/28		400	399,944
Sr. Unsec’d. Notes	4.900	06/01/30		360	358,830
Sr. Unsec’d. Notes	5.250	08/10/29		430	434,773
Sr. Unsec’d. Notes	6.050	08/06/31		200	207,400
Sr. Unsec’d. Notes	6.125	06/01/50		350	343,000
Sr. Unsec’d. Notes	6.600	06/13/36		208	222,560
Sr. Unsec’d. Notes	7.050	10/04/32		392	427,770
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	172,800
Sr. Unsec’d. Notes, 144A	6.050	08/06/31		200	207,400
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		255	265,519
Sr. Unsec’d. Notes, 144A	6.550	02/06/37		200	212,450
Sr. Unsec’d. Notes, 144A	6.875	08/15/55		305	324,878
					3,755,724

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250%	01/19/27		200	$202,000
Hungary 2.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51		200	122,450
Sr. Unsec’d. Notes	5.500	06/16/34		300	302,625
Sr. Unsec’d. Notes	6.250	09/22/32		220	232,969
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		200	203,600
Sr. Unsec’d. Notes, 144A	5.375	09/26/30		200	204,350
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		600	596,400
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,035	1,096,014
Sr. Unsec’d. Notes, 144A	6.750	09/23/55		475	493,406
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		760	882,793

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27		400	410,752
					4,545,359
India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	5.750	01/12/56		200	202,076
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32		590	592,360
Sr. Unsec’d. Notes	6.625	02/17/37		150	168,900
Sr. Unsec’d. Notes	7.750	01/17/38		500	617,500
Sr. Unsec’d. Notes	8.500	10/12/35		400	506,800
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	326,540
Sr. Unsec’d. Notes, EMTN(a)	5.125	01/15/45		200	194,800
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	196,800
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	113,800

Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes	4.700	06/06/32		400	402,800
					3,120,300
Ivory Coast 1.9%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	550	661,518
Sr. Unsec’d. Notes	5.750	12/31/32		63	62,479
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	600	728,546
Sr. Unsec’d. Notes	6.125	06/15/33		200	197,350
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	355	388,459
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	415	490,537
Sr. Unsec’d. Notes	8.075	04/01/36		400	426,800
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	336,026
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		200	213,400
					3,505,115
Jamaica 0.4%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	308,475

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Jamaica (cont’d.)
Jamaica Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.875%	07/28/45		200	$241,800
Sr. Unsec’d. Notes	8.000	03/15/39		120	145,080
					695,355
Jordan 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	201,594
Sr. Unsec’d. Notes	7.375	10/10/47		200	197,992
Sr. Unsec’d. Notes	7.750	01/15/28		550	573,375
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	214,737
					1,187,698
Kenya 0.9%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500	03/05/36		800	855,200
Sr. Unsec’d. Notes, 144A	8.800	10/09/38		240	243,120
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	310,010
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		265	292,957
					1,701,287
Lebanon 1.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		280	80,891
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		255	73,950
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		3,133	906,686
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	71,050
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	92,501
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	72,500
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	145,768
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		280	81,408
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		485	141,135
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	49,747
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)		191	55,243
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		495	143,168
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	225,612
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	33,376
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		906	263,247
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,150	334,140
Sr. Unsec’d. Notes, Series 88	8.200	05/17/33(d)		115	33,522
Sr. Unsec’d. Notes, Series 89	8.250	05/17/34(d)		55	16,033
					2,819,977
Mexico 2.4%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	171	919,694
Mexico Government International Bond,
Sr. Unsec’d. Notes	3.771	05/24/61		200	122,400
Sr. Unsec’d. Notes	4.280	08/14/41		200	159,800
Sr. Unsec’d. Notes	4.600	02/10/48		300	231,000
Sr. Unsec’d. Notes	4.875	05/19/33		330	316,473
Sr. Unsec’d. Notes	5.625	09/22/35		340	333,880
Sr. Unsec’d. Notes	5.850	07/02/32		220	225,720
Sr. Unsec’d. Notes	6.000	05/13/30		300	313,200
Sr. Unsec’d. Notes	6.000	05/07/36		345	348,105

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.125%	02/09/38	240	$239,640
Sr. Unsec’d. Notes	6.338	05/04/53	290	274,920
Sr. Unsec’d. Notes	6.400	05/07/54	200	190,800
Sr. Unsec’d. Notes	6.750	02/09/56	200	198,200
Sr. Unsec’d. Notes	7.375	05/13/55	200	214,800
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	114,520
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	218,631
				4,421,783
Mongolia 0.3%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	8.650	01/19/28	200	214,200
Sr. Unsec’d. Notes, 144A	6.625	02/25/30	200	207,500
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	214,750
				636,450
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	212,686
Morocco 0.4%
Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	200	142,250
Sr. Unsec’d. Notes	6.500	09/08/33	200	215,312
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	395	425,241
				782,803
Nigeria 1.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32	400	415,600
Sr. Unsec’d. Notes	8.747	01/21/31	200	217,600
Sr. Unsec’d. Notes	9.625	06/09/31	500	565,625
Sr. Unsec’d. Notes	10.375	12/09/34	400	472,400
Sr. Unsec’d. Notes, 144A	8.631	01/13/36	200	213,688
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	226,250
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	475	560,975
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	244,752
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	690	734,160
				3,651,050
Oman 2.0%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	880	898,700
Sr. Unsec’d. Notes	6.500	03/08/47	435	458,786
Sr. Unsec’d. Notes	6.750	10/28/27	400	415,000
Sr. Unsec’d. Notes	7.000	01/25/51	750	837,000
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	215,400
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	886,125
				3,711,011
Pakistan 0.9%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	480	487,797

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan (cont’d.)
Pakistan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	7.375%	04/08/31		200	$201,300
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26		810	809,190
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		200	201,300
					1,699,587
Panama 2.0%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		780	733,298
Sr. Unsec’d. Notes	4.300	04/29/53		270	198,855
Sr. Unsec’d. Notes	4.500	04/01/56		1,492	1,102,401
Sr. Unsec’d. Notes	6.875	01/31/36		576	621,003
Sr. Unsec’d. Notes	7.500	03/01/31		750	828,375
Sr. Unsec’d. Notes	8.000	03/01/38		200	232,300
Sr. Unsec’d. Notes	9.375	04/01/29		65	73,970
					3,790,202
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes	8.375	10/04/28		220	229,350
Paraguay 0.7%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950	04/28/31		200	201,600
Sr. Unsec’d. Notes	6.100	08/11/44		500	511,000
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	184,575
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	212,200
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	214,400
					1,323,775
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		200	108,300
Sr. Unsec’d. Notes	2.783	01/23/31		300	277,500
Sr. Unsec’d. Notes	3.000	01/15/34		505	437,835
Sr. Unsec’d. Notes	3.230	07/28/2121		110	59,620
Sr. Unsec’d. Notes	3.300	03/11/41		153	117,834
Sr. Unsec’d. Notes	3.600	01/15/72		515	324,965
Sr. Unsec’d. Notes	5.500	03/30/36		310	315,580
Sr. Unsec’d. Notes	5.625	11/18/50		300	290,850
Sr. Unsec’d. Notes	5.875	08/08/54		345	338,100
Sr. Unsec’d. Notes	6.550	03/14/37		95	104,548
Sr. Unsec’d. Notes	8.750	11/21/33		450	565,200
					2,940,332
Philippines 1.7%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	141,318
Sr. Unsec’d. Notes	2.650	12/10/45		200	130,220
Sr. Unsec’d. Notes	3.200	07/06/46		200	141,576
Sr. Unsec’d. Notes	3.700	03/01/41		200	165,500
Sr. Unsec’d. Notes	3.950	01/20/40		450	390,544
Sr. Unsec’d. Notes	4.200	03/29/47		300	245,250
Sr. Unsec’d. Notes	5.000	07/17/33		500	508,925
Sr. Unsec’d. Notes	5.500	02/04/35		750	780,937

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.500%	01/17/48		330	$324,390
Sr. Unsec’d. Notes	5.609	04/13/33		200	210,250
Sr. Unsec’d. Notes	6.375	10/23/34		200	221,825
					3,260,735
Poland 0.8%
Republic of Poland Government International Bond,
Bonds, Series 10Y	5.375	02/12/35		375	384,799
Sr. Unsec’d. Notes, Series 30Y	5.500	04/04/53		785	741,856
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54		306	289,525
					1,416,180
Qatar 0.3%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48		222	216,006
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		470	436,071
					652,077
Romania 3.1%
Romanian Government International Bond,
Bonds, 144A	6.625	05/16/36		240	251,400
Sr. Unsec’d. Notes	5.125	06/15/48		180	150,750
Sr. Unsec’d. Notes	5.875	01/30/29		420	433,566
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		800	824,432
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	540,961
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		400	416,000
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	521,759
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	418,971
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		226	251,233
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		452	459,910
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	255,799
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	468,355
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	475,635
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	81,400
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	299,621
					5,849,792
Saudi Arabia 2.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.875	01/12/56		505	492,532
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	389,664
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	522,750
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	368,000
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	354,050
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,100	926,200
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		940	799,940
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	713,400
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	441,600
					5,008,136
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	5.375	06/08/37	EUR	700	453,551

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.4%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	1,265	$1,396,859
Sr. Unsec’d. Notes	6.500	09/26/33		280	301,176
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	207,068
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		655	704,538
					2,609,641
South Africa 2.7%
Republic of South Africa Government Bond, Bonds, Series 2048	8.750	02/28/48	ZAR	7,887	481,440
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		200	212,195
Sr. Unsec’d. Notes	7.950	11/19/54		1,280	1,341,843
Sr. Unsec’d. Notes, 144A	6.125	12/11/37		200	194,000
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	302,378
Sr. Unsec’d. Notes, 144A	7.250	12/11/55		400	388,300
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		200	209,663
Sr. Unsec’d. Notes, Series 10Y	4.850	09/30/29		370	368,422
Sr. Unsec’d. Notes, Series 12Y	5.875	06/22/30		325	334,412
Sr. Unsec’d. Notes, Series 30Y	5.750	09/30/49		895	735,605
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52		480	473,760
					5,042,018
Sri Lanka 1.6%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35		534	435,954
Sr. Unsec’d. Notes	3.600(cc)	05/15/36		236	233,099
Sr. Unsec’d. Notes	3.600(cc)	02/15/38		466	460,842
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		381	376,064
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		652	598,196
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		255	208,616
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		291	287,392
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		226	223,905
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		282	274,731
					3,098,799
Trinidad & Tobago 0.1%
Trinidad & Tobago Government International Bond, Sr. Unsec’d. Notes, 144A	6.500	01/28/36		260	259,189
Turkey 4.6%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	6.800	11/04/36		550	546,981
Sr. Unsec’d. Notes	7.125	07/17/32		670	697,302
Sr. Unsec’d. Notes	9.125	07/13/30		1,245	1,410,585
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29		1,251	1,394,865
Sr. Unsec’d. Notes, Series 07Y	7.125	02/12/32		400	417,800
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30		810	797,947
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31		800	799,984
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29		940	1,001,420
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33		600	696,900
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47		1,000	803,500
					8,567,284

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine 1.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000%(cc)	02/01/30	60	$37,860
Sr. Unsec’d. Notes	0.000(cc)	02/01/34	235	114,563
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	130	73,320
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	95	59,660
Sr. Unsec’d. Notes	4.500(cc)	02/01/35	55	33,880
Sr. Unsec’d. Notes	4.500(cc)	02/01/36	40	24,280
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	112,940
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	349	170,066
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	345	194,709
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	161	89,932
Sr. Unsec’d. Notes, 144A	4.000(cc)	02/01/32	631	501,327
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	672	422,073
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	757	466,552
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	702	426,337
				2,727,499
United Arab Emirates 0.9%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	400	280,000
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	200	140,000
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	158,200
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	559	442,169

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	390	389,391
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	373,517
				1,783,277
Uruguay 1.3%
Oriental Republic of Uruguay, Sr. Unsec’d. Notes	5.250	09/10/60	130	120,185
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	585,975
Sr. Unsec’d. Notes	5.100	06/18/50	500	467,000
Sr. Unsec’d. Notes	7.625	03/21/36	660	794,640
Sr. Unsec’d. Notes	7.875	01/15/33	375	443,344
				2,411,144
Uzbekistan 0.3%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	440,496
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	201,026
				641,522
Venezuela 0.8%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	94,380
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	205,465
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,090	467,501
Sr. Unsec’d. Notes	9.250	05/07/28(d)	66	26,462
Sr. Unsec’d. Notes	9.375	01/13/34(d)	268	115,374
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	193,798

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Venezuela (cont’d.)
Venezuela Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	11.950%	08/05/31(d)	179	$78,136
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	370,387
				1,551,503
Zambia 0.7%
Zambia Government International Bond,
Unsec’d. Notes	0.500	12/31/53	145	104,110
Unsec’d. Notes	5.750(cc)	06/30/33	460	449,248
Unsec’d. Notes, 144A	0.500	12/31/53	226	162,397
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	603	589,528
				1,305,283

Total Sovereign Bonds (cost $133,059,188)				144,242,585
U.S. Treasury Obligations 2.3%
U.S. Treasury Notes(k)	3.500	09/30/26	505	504,645
U.S. Treasury Notes(h)	3.500	11/30/30	1,060	1,046,419
U.S. Treasury Notes(k)	3.750	08/31/26	380	380,252
U.S. Treasury Notes(k)	3.750	04/30/27	285	285,746
U.S. Treasury Notes(k)	4.125	10/31/26	800	802,750
U.S. Treasury Notes(k)	4.250	11/30/26	1,200	1,206,375

Total U.S. Treasury Obligations (cost $4,217,316)				4,226,187

Total Long-Term Investments 97.5% (cost $171,488,643)				183,408,993

	Shares
Short-Term Investments 2.6%
Affiliated Mutual Funds 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	3,123,169	3,123,169
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $1,650,974; includes $1,643,789 of cash collateral for securities on loan)(b)(wb)	1,652,248	1,651,256

Total Affiliated Mutual Funds (cost $4,774,143)		4,774,425
Options Purchased*~ 0.1%
(cost $129,142)		128,970

Total Short-Term Investments (cost $4,903,285)		4,903,395

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.1% (cost $176,391,928)		188,312,388
Options Written*~ (0.1)%
(premiums received $157,661)		(124,406)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $176,234,267)		188,187,982
Other assets in excess of liabilities(z) 0.0%		43,212

Net Assets 100.0%		$188,231,194

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
NGN—Nigerian Naira
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,127 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,611,054; cash collateral of $1,643,789 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	26.00		—	EUR	399	$—
Currency Option EUR vs CZK	Call	MSI	02/24/26	26.00		—	EUR	398	1
Currency Option EUR vs HUF	Call	MSI	02/18/26	420.00		—	EUR	401	9
Currency Option EUR vs RON	Call	MSI	02/11/26	5.50		—	EUR	795	6
Currency Option EUR vs TRY	Call	BOA	02/17/26	99.00		—	EUR	1,590	520
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50		—		465	9
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50		—		233	5
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50		—		233	5
Currency Option USD vs BRL	Call	CITI	02/19/26	6.50		—		927	20
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50		—		466	13
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50		—		467	13
Currency Option USD vs BRL	Call	MSI	02/25/26	6.50		—		468	14
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00		—		467	39
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00		—		467	39
Currency Option USD vs COP	Call	MSI	02/25/26	4,500.00		—		468	39
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		1,548	20
Currency Option USD vs TRY	Call	JPM	02/06/26	99.00		—		699	26
Currency Option USD vs TRY	Call	BOA	02/17/26	99.00		—		1,628	835
Currency Option USD vs TRY	Call	BOA	02/25/26	99.00		—		467	254
Currency Option USD vs ZAR	Call	MSI	02/19/26	19.00		—		927	62
Currency Option USD vs COP	Put	DB	02/05/26	3,200.00		—		466	—
Currency Option USD vs COP	Put	MSI	02/25/26	3,200.00		—		469	5
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		1,548	31,234
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		698	47,901
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		698	47,901
Total Options Purchased (cost $129,142)								$128,970
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	24.30	—	EUR	399	$(1,253)
Currency Option EUR vs CZK	Call	MSI	02/24/26	24.35	—	EUR	398	(1,526)
Currency Option EUR vs HUF	Call	MSI	02/18/26	387.00	—	EUR	401	(910)
Currency Option EUR vs RON	Call	MSI	02/11/26	5.10	—	EUR	795	(1,519)
Currency Option EUR vs TRY	Call	BOA	02/17/26	53.25	—	EUR	1,590	(11,907)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42	—		465	(1,565)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42	—		233	(784)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42	—		233	(784)
Currency Option USD vs BRL	Call	CITI	02/19/26	5.38	—		927	(4,457)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.35	—		466	(3,246)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.40	—		467	(2,308)
Currency Option USD vs BRL	Call	MSI	02/25/26	5.30	—		468	(4,734)
Currency Option USD vs COP	Call	CITI	02/25/26	3,750.00	—		467	(6,082)
Currency Option USD vs COP	Call	MSI	02/25/26	3,750.00	—		468	(6,095)
Currency Option USD vs COP	Call	CITI	02/25/26	3,800.00	—		467	(4,168)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00	—	1,548	$(14,585)
Currency Option USD vs TRY	Call	JPM	02/06/26	45.00	—	699	(724)
Currency Option USD vs TRY	Call	BOA	02/17/26	45.00	—	1,628	(6,430)
Currency Option USD vs TRY	Call	BOA	02/25/26	44.30	—	467	(3,865)
Currency Option USD vs ZAR	Call	MSI	02/19/26	16.35	—	927	(6,441)
Currency Option USD vs COP	Put	DB	02/05/26	3,800.00	—	466	(13,279)
Currency Option USD vs COP	Put	MSI	02/25/26	3,800.00	—	469	(15,016)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—	698	(6,364)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—	698	(6,364)
Total Options Written (premiums received $157,661)							$(124,406)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	2 Year U.S. Treasury Notes	Mar. 2026	$6,254,766	$(2,724)
113	5 Year U.S. Treasury Notes	Mar. 2026	12,309,055	(29,947)
44	10 Year U.S. Treasury Notes	Mar. 2026	4,920,438	(44,614)
38	10 Year U.S. Ultra Treasury Notes	Mar. 2026	4,337,938	(39,714)
17	20 Year U.S. Treasury Bonds	Mar. 2026	1,957,125	1,193
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	1,879,000	(25,586)
				(141,392)
Short Positions:
51	5 Year Euro-Bobl	Mar. 2026	7,049,407	15,547
18	10 Year Euro-Bund	Mar. 2026	2,734,674	22,137
4	Euro Schatz Index	Mar. 2026	506,879	352
				38,036
				$(103,356)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	BARC	BRL	1,478	$278,000	$280,483	$2,483	$—
Expiring 02/03/26	GSI	BRL	15,743	2,887,584	2,988,112	100,528	—
Expiring 03/03/26	CITI	BRL	9,639	1,839,352	1,818,532	—	(20,820)
Expiring 03/03/26	CITI	BRL	1,490	281,000	281,110	110	—
Expiring 03/03/26	DB	BRL	2,487	466,000	469,130	3,130	—
Expiring 03/03/26	GSI	BRL	2,445	469,000	461,364	—	(7,636)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	221,446	243,000	253,343	10,343	—
Expiring 03/18/26	CITI	CLP	330,870	368,812	378,529	9,717	—
Expiring 03/18/26	CITI	CLP	195,696	218,188	223,884	5,696	—
Expiring 03/18/26	DB	CLP	323,575	365,000	370,183	5,183	—
Colombian Peso,
Expiring 02/02/26	MSI	COP	1,759,400	463,000	475,635	12,635	—
Czech Koruna,
Expiring 04/22/26	BOA	CZK	7,498	359,000	365,506	6,506	—
Egyptian Pound,
Expiring 02/09/26	MSI	EGP	6,013	122,888	127,232	4,344	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 03/03/26	CITI	EGP	14,215	$298,000	$296,422	$—	$(1,578)
Expiring 03/03/26	MSI	EGP	7,364	154,066	153,571	—	(495)
Expiring 03/03/26	MSI	EGP	4,909	102,703	102,373	—	(330)
Expiring 03/12/26	CITI	EGP	6,322	121,818	131,275	9,457	—
Expiring 03/12/26	CITI	EGP	6,274	120,977	130,269	9,292	—
Expiring 03/31/26	CITI	EGP	8,859	180,507	182,384	1,877	—
Expiring 03/31/26	CITI	EGP	8,859	180,433	182,383	1,950	—
Expiring 05/13/26	CITI	EGP	6,013	122,963	122,001	—	(962)
Expiring 07/13/26	CITI	EGP	18,106	358,251	359,305	1,054	—
Expiring 07/13/26	CITI	EGP	3,539	70,000	70,220	220	—
Expiring 07/21/26	MSI	EGP	11,732	233,000	232,139	—	(861)
Expiring 07/30/26	CITI	EGP	5,161	102,950	101,797	—	(1,153)
Expiring 07/30/26	JPM	EGP	12,635	252,050	249,216	—	(2,834)
Expiring 08/03/26	JPM	EGP	10,325	205,889	203,394	—	(2,495)
Expiring 08/03/26	SCB	EGP	5,675	113,050	111,791	—	(1,259)
Indian Rupee,
Expiring 03/18/26	BOA	INR	119,803	1,322,000	1,301,301	—	(20,699)
Expiring 03/18/26	BOA	INR	69,884	771,000	759,079	—	(11,921)
Expiring 03/18/26	CITI	INR	59,842	658,000	650,002	—	(7,998)
Expiring 03/18/26	JPM	INR	301,956	3,320,935	3,279,849	—	(41,086)
Expiring 03/18/26	UAG	INR	301,956	3,329,870	3,279,848	—	(50,022)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	9,748,242	577,000	580,607	3,607	—
Expiring 03/13/26	CITI	IDR	23,509,197	1,404,456	1,400,212	—	(4,244)
Expiring 03/13/26	SCB	IDR	10,913,559	651,000	650,014	—	(986)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	34,766	1,935,000	1,980,550	45,550	—
Expiring 03/18/26	CITI	MXN	13,352	763,000	760,645	—	(2,355)
Expiring 03/18/26	DB	MXN	9,535	527,000	543,204	16,204	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	9,591	303,000	302,997	—	(3)
Expiring 03/18/26	JPM	TWD	14,489	463,000	457,701	—	(5,299)
Expiring 03/18/26	MSI	TWD	26,608	854,219	840,559	—	(13,660)
Expiring 03/18/26	MSI	TWD	14,886	471,000	470,252	—	(748)
Expiring 03/18/26	MSI	TWD	14,175	455,000	447,802	—	(7,198)
Expiring 03/18/26	MSI	TWD	13,934	448,000	440,169	—	(7,831)
Expiring 03/18/26	SCB	TWD	13,426	430,000	424,135	—	(5,865)
Nigerian Naira,
Expiring 07/27/26	BOA	NGN	351,132	232,000	238,674	6,674	—
Expiring 10/28/26	CITI	NGN	142,111	92,400	94,012	1,612	—
Expiring 10/28/26	JPM	NGN	288,529	187,600	190,873	3,273	—
Expiring 12/16/26	CITI	NGN	185,031	116,500	120,704	4,204	—
Expiring 12/16/26	MSI	NGN	184,769	116,500	120,533	4,033	—
Expiring 01/29/27	CITI	NGN	147,518	95,173	95,020	—	(153)
Expiring 01/29/27	SCB	NGN	82,406	53,165	53,079	—	(86)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	2,520	746,924	747,108	184	—
Expiring 03/18/26	CITI	PEN	565	168,000	167,608	—	(392)
Philippine Peso,
Expiring 03/18/26	BOA	PHP	24,039	404,000	407,326	3,326	—
Expiring 03/18/26	CITI	PHP	22,505	383,000	381,344	—	(1,656)
Expiring 03/18/26	SCB	PHP	27,097	458,000	459,139	1,139	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	2,241	631,400	630,753	—	(647)
Expiring 04/22/26	TD	PLN	965	270,600	271,513	913	—
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	1,111	871,000	876,332	5,332	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/26	CITI	SGD	1,179	$921,000	$929,901	$8,901	$—
Expiring 03/18/26	DB	SGD	494	386,000	389,646	3,646	—
Expiring 03/18/26	GSI	SGD	778	612,400	613,581	1,181	—
Expiring 03/18/26	HSBC	SGD	324	253,000	255,927	2,927	—
Expiring 03/18/26	JPM	SGD	1,162	918,600	916,887	—	(1,713)
Expiring 03/18/26	JPM	SGD	1,153	905,000	909,083	4,083	—
Expiring 03/18/26	MSI	SGD	849	664,000	669,542	5,542	—
Expiring 03/18/26	MSI	SGD	781	610,000	616,316	6,316	—
Expiring 03/18/26	MSI	SGD	313	244,000	246,837	2,837	—
South African Rand,
Expiring 03/18/26	DB	ZAR	4,004	233,000	246,947	13,947	—
Expiring 03/18/26	JPM	ZAR	4,740	288,000	292,366	4,366	—
Expiring 03/18/26	MSI	ZAR	2,714	163,944	167,395	3,451	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	1,756,415	1,199,000	1,212,669	13,669	—
Expiring 03/18/26	MSI	KRW	692,074	480,000	477,823	—	(2,177)
Expiring 03/18/26	MSI	KRW	254,811	173,500	175,927	2,427	—
Expiring 03/18/26	UAG	KRW	480,885	333,000	332,014	—	(986)
Turkish Lira,
Expiring 02/12/26	BOA	TRY	20,072	454,223	457,000	2,777	—
Expiring 02/12/26	GSI	TRY	16,324	369,000	371,663	2,663	—
Expiring 02/12/26	UAG	TRY	20,487	465,000	466,429	1,429	—
Expiring 02/12/26	UAG	TRY	13,579	307,000	309,153	2,153	—
Expiring 02/23/26	BARC	TRY	43,413	975,433	980,505	5,072	—
Expiring 02/26/26	HSBC	TRY	43,413	976,519	978,372	1,853	—
				$46,418,842	$46,560,510	369,816	(228,148)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	CITI	BRL	9,639	$1,850,795	$1,829,564	$21,231	$—
Expiring 02/03/26	CITI	BRL	1,604	296,000	304,363	—	(8,363)
Expiring 02/03/26	DB	BRL	2,969	547,000	563,561	—	(16,561)
Expiring 02/03/26	GSI	BRL	1,646	304,000	312,515	—	(8,515)
Expiring 02/03/26	GSI	BRL	1,362	250,000	258,592	—	(8,592)
British Pound,
Expiring 04/22/26	BNY	GBP	102	137,639	139,970	—	(2,331)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	1,525,770	1,658,589	1,745,540	—	(86,951)
Expiring 03/18/26	CITI	CLP	330,287	374,220	377,861	—	(3,641)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	9,430	1,360,200	1,358,549	1,651	—
Expiring 03/18/26	HSBC	CNH	5,445	782,000	784,380	—	(2,380)
Expiring 03/18/26	HSBC	CNH	5,347	768,000	770,286	—	(2,286)
Expiring 03/18/26	HSBC	CNH	790	112,388	113,774	—	(1,386)
Expiring 03/18/26	JPM	CNH	6,290	906,800	906,131	669	—
Colombian Peso,
Expiring 02/02/26	CITI	COP	1,759,400	463,000	475,635	—	(12,635)
Expiring 03/18/26	CITI	COP	7,842,237	2,004,918	2,101,056	—	(96,138)
Expiring 03/18/26	MSI	COP	1,064,541	271,000	285,207	—	(14,207)
Czech Koruna,
Expiring 04/22/26	TD	CZK	58,075	2,796,087	2,831,067	—	(34,980)
Egyptian Pound,
Expiring 02/09/26	CITI	EGP	6,013	127,690	127,233	457	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/22/26	DB	EUR	2,012	$2,356,309	$2,394,581	$—	$(38,272)
Expiring 04/22/26	SSB	EUR	2,348	2,740,909	2,793,677	—	(52,768)
Expiring 04/22/26	UAG	EUR	2,348	2,739,770	2,793,676	—	(53,906)
Indian Rupee,
Expiring 03/18/26	BOA	INR	80,552	891,000	874,954	16,046	—
Expiring 03/18/26	BOA	INR	73,085	805,000	793,852	11,148	—
Expiring 03/18/26	CITI	INR	45,255	500,000	491,560	8,440	—
Expiring 03/18/26	DB	INR	55,527	602,240	603,130	—	(890)
Expiring 03/18/26	GSI	INR	56,185	616,000	610,286	5,714	—
Expiring 03/18/26	HSBC	INR	107,151	1,181,000	1,163,875	17,125	—
Expiring 03/18/26	JPM	INR	39,165	425,520	425,409	111	—
Expiring 03/18/26	UAG	INR	78,620	854,240	853,971	269	—
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	24,937,907	1,465,776	1,485,307	—	(19,531)
Expiring 03/13/26	HSBC	IDR	7,008,736	413,424	417,442	—	(4,018)
Expiring 03/13/26	HSBC	IDR	6,868,368	405,800	409,081	—	(3,281)
Expiring 03/13/26	HSBC	IDR	5,484,294	325,000	326,646	—	(1,646)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	17,899	975,169	1,019,646	—	(44,477)
Expiring 03/18/26	MSI	MXN	33,781	1,866,211	1,924,404	—	(58,193)
New Taiwanese Dollar,
Expiring 03/18/26	MSI	TWD	24,948	790,000	788,121	1,879	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	940	278,000	278,753	—	(753)
Expiring 03/18/26	CITI	PEN	873	258,804	258,936	—	(132)
Expiring 03/18/26	CITI	PEN	617	182,500	183,042	—	(542)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	30,215	509,000	511,982	—	(2,982)
Expiring 03/18/26	CITI	PHP	3,698	62,483	62,656	—	(173)
Expiring 03/18/26	HSBC	PHP	17,258	290,000	292,426	—	(2,426)
Expiring 03/18/26	HSBC	PHP	12,044	203,517	204,082	—	(565)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	1,890	523,114	531,972	—	(8,858)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	681	531,000	537,077	—	(6,077)
Expiring 03/18/26	BOA	SGD	340	266,000	268,152	—	(2,152)
Expiring 03/18/26	CITI	SGD	313	244,000	246,866	—	(2,866)
Expiring 03/18/26	MSI	SGD	10,502	8,162,162	8,283,234	—	(121,072)
South African Rand,
Expiring 03/18/26	GSI	ZAR	9,617	564,531	593,225	—	(28,694)
Expiring 03/18/26	MSI	ZAR	11,567	696,744	713,471	—	(16,727)
Expiring 03/18/26	MSI	ZAR	9,190	555,000	566,876	—	(11,876)
Expiring 03/18/26	MSI	ZAR	7,901	470,167	487,322	—	(17,155)
South Korean Won,
Expiring 03/18/26	BOA	KRW	360,242	246,000	248,720	—	(2,720)
Expiring 03/18/26	CITI	KRW	3,181,966	2,172,791	2,196,901	—	(24,110)
Thai Baht,
Expiring 03/18/26	HSBC	THB	39,001	1,237,967	1,243,459	—	(5,492)
Expiring 03/18/26	HSBC	THB	10,736	342,000	342,307	—	(307)
Expiring 03/18/26	JPM	THB	11,558	368,000	368,517	—	(517)
Expiring 03/18/26	MSI	THB	8,962	286,000	285,728	272	—
Expiring 03/18/26	UAG	THB	17,776	568,000	566,749	1,251	—
				$53,981,474	$54,727,355	86,263	(832,144)
						$456,079	$(1,060,292)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Cross currency exchange contracts outstanding at January 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	10,982	EUR	450	$—	$(122)	BOA
04/22/26	Buy	RON	4,122	EUR	803	—	(76)	CITI
						$—	$(198)
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	03/23/26	4.100%(M)	198	*	$518	$—	$518	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	216	*	2,609	—	2,609	GSI
Republic of Argentina	06/20/26	5.000%(Q)	334	1.638%	6,227	(2,410)	8,637	GSI
Republic of Argentina	06/20/27	5.000%(Q)	270	3.450%	7,122	879	6,243	MSI
Republic of Ecuador	12/20/28	5.000%(Q)	180	2.968%	10,753	(2,342)	13,095	GSI
Republic of Ecuador	06/20/29	5.000%(Q)	650	3.347%	36,521	(11,474)	47,995	GSI
Republic of Ecuador	12/20/29	5.000%(Q)	50	3.625%	2,641	(1,064)	3,705	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	250	1.335%	(847)	(5,298)	4,451	MSI
					$65,544	$(21,709)	$87,253

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.44.V1	12/20/30	1.000%(Q)	10,480	$263,923	$113,439	$(150,484)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	8,436	0.477%	$(14,274)	$48,888	$63,162
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	0.569%	(5,159)	64,857	70,016
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	0.736%	(27,728)	34,479	62,207
CDX.EM.41.V1	06/20/29	1.000%(Q)	830	0.935%	2,048	2,651	603
					$(45,113)	$150,875	$195,988

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.36.V3	12/20/26	1.000%(Q)	2,061	$(11,827)	$(11,781)	$(46)	JPM
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,362	(7,815)	(7,784)	(31)	JPM
				$(19,642)	$(19,565)	$(77)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	2,240	0.832%	$12,865	$11,032	$1,833	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	1,480	0.935%	4,728	2,922	1,806	JPM
					$17,593	$13,954	$3,639
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.037%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(56,609)	$(56,609)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.055%	865	(4,922)	(5,787)
BRL	11,480	01/04/27	14.090%(T)	1 Day BROIS(2)(T)/ 0.055%	—	1,032	1,032
BRL	17,718	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(12,595)	(12,595)
BRL	4,471	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(3,241)	(3,241)
BRL	11,172	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(9,099)	(9,099)
BRL	93	01/03/28	12.720%(T)	1 Day BROIS(1)(T)/ 0.055%	141	52	(89)
BRL	10,949	01/03/28	13.001%(T)	1 Day BROIS(2)(T)/ 0.055%	3,823	3,718	(105)
BRL	—(r)	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	—	—
BRL	3,397	01/02/29	12.695%(T)	1 Day BROIS(2)(T)/ 0.055%	—	793	793
BRL	3,884	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	4,557	4,557
BRL	858	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	921	921
BRL	7,670	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	10,477	10,477
BRL	6,708	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(17,661)	(17,661)
BRL	3,883	01/02/29	13.520%(T)	1 Day BROIS(2)(T)/ 0.055%	—	13,048	13,048
BRL	2,120	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.055%	—	647	647
CLP	338,138	12/22/30	4.810%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(2,114)	(2,114)
CLP	329,891	12/23/30	4.835%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(2,490)	(2,490)
CLP	1,193,312	03/18/31	4.882%(S)	1 Day CLOIS(1)(S)/ 4.500%	(2,496)	(9,847)	(7,351)
CLP	425,271	03/18/31	4.884%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(3,553)	(3,553)
CZK	23,880	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.440%	—	1,474	1,474
CZK	6,762	09/17/30	3.700%(A)	6 Month PRIBOR(2)(S)/ 3.440%	31	1,944	1,913
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.320%	(5,615)	(28,735)	(23,120)
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.320%	3,932	933	(2,999)
HUF	257,704	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	(1,840)	(1,840)
HUF	438,896	03/18/31	6.030%(A)	6 Month BUBOR(2)(S)/ 6.320%	3,536	2,731	(805)
HUF	311,150	03/18/31	6.228%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	10,020	10,020
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	33,955	33,955
INR	223,000	03/18/28	5.431%(S)	1 Day MIBOR(2)(S)/ 5.530%	—	(14,168)	(14,168)
KRW	8,076,558	09/17/27	2.386%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	976	(59,617)	(60,593)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	(3,603)	(3,002)	601
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	16,248	13,422	(2,826)
KRW	3,241,463	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(4,372)	(4,372)
KRW	2,899,795	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(3,872)	(3,872)
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	—	13,162	13,162
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(45,102)	(45,102)
KRW	1,555,462	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	912	(42,000)	(42,912)
KRW	1,198,132	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	725	(31,647)	(32,372)
MXN	20,513	12/20/27	7.141%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	2,772	2,772
MXN	16,239	12/20/27	7.145%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	2,262	2,262
MXN	13,630	09/11/30	7.720%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	7,128	7,128
MXN	31,461	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	1,500	5,692	4,192
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 3.790%	(2,257)	14,868	17,125
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 3.790%	—	(25,426)	(25,426)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 3.790%	1,194	(79,500)	(80,694)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	19,180	19,180
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	10,336	10,336
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 3.790%	84	312	228
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 3.790%	(2,530)	32,138	34,668
PLN	3,535	03/18/31	3.942%(A)	6 Month WIBOR(1)(S)/ 3.790%	—	(5,760)	(5,760)
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	49,954	(59,802)	(109,756)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	(1,807)	43,148	44,955
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	(670)	(18,644)	(17,974)
ZAR	6,653	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	2,789	32,822	30,033
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	—	(33,630)	(33,630)
ZAR	5,785	03/19/30	7.765%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	327	(17,149)	(17,476)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	10,902	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	$1,686	$37,830	$36,144
ZAR	7,782	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	—	(28,428)	(28,428)
					$69,745	$(303,451)	$(373,196)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).